Business Combinations - Acquired Intangible Assets (Details) - USD ($)						6 Months Ended
	Jun. 09, 2021	Apr. 27, 2021	Mar. 26, 2021	Jan. 25, 2021	Nov. 20, 2020	Jun. 30, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						$ 99,964,000
Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						25,025,000
Definite-lived intangible assets—Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets						$ 23,000,000
Thrasys
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 27,875,000
Thrasys | Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 6,925,000
Useful life					10 years
Thrasys | Definite-lived intangible assets—Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 10,825,000
Useful life					10 years
Thrasys | Definite-lived intangible assets—Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 10,125,000
Useful life					10 years
BHS
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 225,000
BHS | Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets					$ 225,000
Useful life					3 years
TTC
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets				$ 1,125,000
TTC | Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets				$ 1,125,000
Useful life				3 years
Glocal
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets			$ 38,039,000
Glocal | Definite-lived intangible assets—Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets			$ 38,039,000
Useful life			8 years 6 months
Innovations Group
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 28,325,000
Innovations Group | Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 10,925,000
Useful life		10 years
Innovations Group | Definite-lived intangible assets—Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 8,075,000
Innovations Group | Definite-lived intangible assets—Technology and intellectual property | Minimum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		5 years
Innovations Group | Definite-lived intangible assets—Technology and intellectual property | Maximum
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life		7 years
Innovations Group | Definite-lived intangible assets—Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets		$ 9,325,000
Useful life		17 years
Cloudbreak
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 32,475,000
Cloudbreak | Definite-lived intangible assets—Trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 12,975,000
Useful life	15 years
Cloudbreak | Definite-lived intangible assets—Technology and intellectual property
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 5,825,000
Useful life	5 years
Cloudbreak | Definite-lived intangible assets—Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Total fair value of identifiable intangible assets	$ 13,675,000
Useful life	10 years